Share reserve - Summary of Number And Weighted Average Exercise Prices Of Other Equity Instruments (Detail) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Omnibus Equity Incentive Plan [Member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of financial year	[1]	1,839,608	2,335,973	2,175,789
Granted during financial year	[1]	1,400,502	22,889	504,849
Vested during financial year	[1]	(704,784)	(497,556)	(321,957)
Share award forfeited	[1]	(68,052)	(21,698)	(22,708)
End of financial year	[1]	2,467,274	1,839,608	2,335,973
Non Executive Directors Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of financial year	[2]	258,562	0
Granted during financial year	[2]	0	373,510
Vested during financial year	[2]	(129,281)	(114,948)
Share award forfeited	[2]	0	0
End of financial year	[2]	129,281	258,562	0

[1]	Retrospectively adjusted to give effect to the impact of share exchange.
[2]	Retrospectively adjusted to give effect to the impact of share exchange.